Accruals and Other Liabilities	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
Accruals and Other Liabilities

14 ACCRUALS AND OTHER LIABILITIES

	As of March 31,
	2024	2025
	RMB	RMB
Accrued liabilities and other current liabilities
Receipts under custody (1)	164,136	164,478
Deposits from merchants (2)	98,396	91,586
Accrued expenses	11,130	16,210
Payables for purchases of office building and building improvement	14,337	15,590
Other payables	11,318	13,340
	299,317	301,204

(1)
The receipts under custody mainly represent the amounts received by the Group from the registered users for their purchase through the Company’s online market platform, and have not been remitted to the third-party merchants yet.
(2)
The customer deposits mainly represent the cash deposits as collateral collected from the merchants of the online platform. The deposit can be withdrawn immediately after the merchants terminate its online shop on the platform.